Other income/(expenses) - Summary of Other Income/(Expenses) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income (Expense) [Abstract]
IPO expenses and IPO related bonuses	$ 0	$ 0	$ (2,862)
Share issuance expenses – SPAC (notes 5(a) and 20(c))	(6,167)	(10,325)	0
Associate derecognition	4,199	0	0
Transaction costs	(9,618)	(4,536)	(8,550)
Transaction costs – SPAC	0	(315)	0
Contingent consideration adjustments	9,422	12,322	(264)
Gross obligation adjustments	(11,666)	(3,533)	0
Deferred consideration adjustments	(788)	(729)	0
Restructuring costs	(2,104)	(1,293)	0
Net loss on sale of property and equipment	25	(51)	0
Other	(1,969)	(805)	(830)
Other income/(expenses)	$ (18,666)	$ (9,265)	$ (12,506)